Subsequent and relevant events - Additional Information (Details) R$ / shares in Units, $ in Millions				1 Months Ended	12 Months Ended
		Feb. 15, 2024 BRL (R$)	Feb. 08, 2024 BRL (R$) R$ / shares shares	Feb. 29, 2024	Dec. 31, 2023 COP ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 COP ($)	Dec. 31, 2021 COP ($)
Disclosure of non-adjusting events after reporting period [line items]
Exploration costs | $	[1]				$ 2,088,922		$ 1,512,385	$ 960,247
Abandonment of Pozo Milonga - Hocol S.A.
Disclosure of non-adjusting events after reporting period [line items]
Exploration for evaluation of mineral resources and percentage of work					72.00%	72.00%
Exploration costs | $						$ 17,000,000
Issuance of debentures | 15th issuance of simple, non-convertible debentures
Disclosure of non-adjusting events after reporting period [line items]
Number of debentures issuable			1,195,000
Debentures face value | R$ / shares			R$ 1
Total fair value of issuance of debentures | R$			R$ 1,195,000
Settlement of debentures | R$		R$ 444,634
Issuance of debentures | Debentures first series obligations
Disclosure of non-adjusting events after reporting period [line items]
Number of debentures issuable			685,000
Issuance of debentures | Bottom of range | Debentures second series obligations
Disclosure of non-adjusting events after reporting period [line items]
Number of debentures issuable			(400,000)
Issuance of debentures | Bottom of range | Debentures third series obligations
Disclosure of non-adjusting events after reporting period [line items]
Number of debentures issuable			110,000
Hocol S.A. | Abandonment of Pozo Milonga - Hocol S.A. | Predices Joint Venture contract
Disclosure of non-adjusting events after reporting period [line items]
Ownership interest Ecopetrol, joint venture				100.00%

[1]	Exploration expenses include the costs of geological and geophysical activities, as well as the non–productive exploratory wells.